Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ 4,727	$ (310,700)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(24,121)	(10,784)
Change in unrealized (gains) losses on gold and silver bullion	448	300,318
Net changes in operating assets and liabilities
Increase (decrease) in due to broker	406
Increase (decrease) in accounts payable	721	(63)
Net cash provided by (used in) operating activities	(17,819)	(21,229)
Cash flows from investing activities
Purchases of gold and silver bullion		(2,786)
Sales of gold and silver bullion	10,760	7,942
Net cash provided by (used in) investing activities	10,760	5,156
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	14,569	18,593
Payments on redemption of Units (note 7)	(4,750)	(3,196)
Underwriting commissions and issue expenses	(35)	(45)
Net cash provided by (used in) financing activities	9,784	15,352
Net increase (decrease) in cash during the year	2,725	(721)
Cash at beginning of the year	679	1,400
Cash at end of the year	$ 3,404	$ 679